Subsequent Events (Details)			3 Months Ended			12 Months Ended
	Jul. 06, 2021 $ / shares shares	Jun. 30, 2021 USD ($) shares	Aug. 31, 2020 $ / shares shares	May 31, 2020 $ / shares shares	Mar. 31, 2020 USD ($) shares	Dec. 31, 2020 USD ($) $ / shares shares	Jun. 30, 2021 EUR (€)	Jun. 30, 2021 USD ($) $ / shares	Mar. 31, 2021 $ / shares	Dec. 31, 2019 $ / shares
Subsequent Event [Line Items]
Common stock, par value						$ 0.001			$ 0.001	$ 0.001
Issuance of common shares (in shares) | shares			800,000	1,058,500		13,375,384
Price per share			$ 25	$ 5.00		$ 0.01			$ 25
Issuance of common shares | $					$ 3,244,433	$ 22,575,379
Stock options granted | shares						659,006
Exercise price						$ 10.33
Vesting period						4 years
Common Shares
Subsequent Event [Line Items]
Issuance of common shares (in shares) | shares					6,330,834	15,233,884
Issuance of common shares | $					$ 6,331	$ 15,234
Subsequent events | Stock options
Subsequent Event [Line Items]
Stock options granted | shares	1,004,959
Exercise price	$ 8.47
Vesting percentage	25.00%
Vesting period	3 years
Subsequent events | RACA | Class A common shares
Subsequent Event [Line Items]
Common stock, par value								$ 0.0001
Subsequent events | RACA | Class B common stock
Subsequent Event [Line Items]
Common stock, par value								0.0001
Business Combination Agreement | Subsequent events | Common Shares
Subsequent Event [Line Items]
Conversion ratio		3.59
Common stock, par value								$ 0.0001
Vested equity value | $		$ 585,000,000
PIPE Investors | Subsequent events
Subsequent Event [Line Items]
Net proceeds received | $		$ 260,000,000
Transaction costs | $								$ 27,000,000
PIPE Investors | Subsequent events | RACA | Class A common shares
Subsequent Event [Line Items]
Issuance of common shares (in shares) | shares		16,500,000
Price per share								$ 10.00
Issuance of common shares | $		$ 165,000,000
SCK-CEN Agreement | Subsequent events
Subsequent Event [Line Items]
Maximum aggregate milestone payments							€ 110,000	$ 130,000
Aggregate minimum royalty payments							€ 7,120,000	$ 8,500,000
Term of license agreement		8 years